Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb 29, 2012
Registrant Name	FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
Central Index Key	0000946868
Amendment Flag	false
Document Creation Date	Jun 27, 2012
Document Effective Date	Jun 27, 2012
Prospectus Date	Apr 30, 2012

Federated Total Return Government Bond Fund

Service Shares (TICKER FTGSX)

SUPPLEMENT TO PROSPECTUS and SUMMARY PROSPECTUS DATED april 30, 2012

The Federated Total Return Government Bond Fund ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire all or substantially all of the assets of Federated U.S. Government Bond Fund, in exchange for Service Shares of the Fund, which will be distributed pro rata by Federated U.S. Government Bond Fund to shareholders ("Acquired Fund Shareholders") in complete liquidation and termination of Federated U.S. Government Bond Fund. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for August 13, 2012. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be deemed changed to June 30, 2013.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	ftrgbf_SupplementTextBlock

Federated Total Return Government Bond Fund

Service Shares (TICKER FTGSX)

SUPPLEMENT TO PROSPECTUS and SUMMARY PROSPECTUS DATED april 30, 2012

The Federated Total Return Government Bond Fund ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire all or substantially all of the assets of Federated U.S. Government Bond Fund, in exchange for Service Shares of the Fund, which will be distributed pro rata by Federated U.S. Government Bond Fund to shareholders ("Acquired Fund Shareholders") in complete liquidation and termination of Federated U.S. Government Bond Fund. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for August 13, 2012. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be deemed changed to June 30, 2013.

FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ftrgbf_SupplementTextBlock

Federated Total Return Government Bond Fund

Service Shares (TICKER FTGSX)

SUPPLEMENT TO PROSPECTUS and SUMMARY PROSPECTUS DATED april 30, 2012

The Federated Total Return Government Bond Fund ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire all or substantially all of the assets of Federated U.S. Government Bond Fund, in exchange for Service Shares of the Fund, which will be distributed pro rata by Federated U.S. Government Bond Fund to shareholders ("Acquired Fund Shareholders") in complete liquidation and termination of Federated U.S. Government Bond Fund. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for August 13, 2012. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be deemed changed to June 30, 2013.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 27, 2012